Accounts receivable (Details) (CAD)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Receivables [Abstract]
Accounts receivable – trade	66,823,000	180,917,000
Accounts receivable – holdbacks	26,628,000	32,134,000
Income and other taxes receivable	3,375,000	0
Accounts receivable – other	3,643,000	1,288,000
Allowance for doubtful accounts (note 17(d))	0	(210,000)	(30,000)	(1,691,000)
Total accounts receivable	100,469,000	214,129,000
Accounts receivable – holdback percentage	10.00%
Accounts receivable – holdbacks, noncurrent	0	6,038,000